Loan Receivables	6 Months Ended
Jun. 30, 2024
Loan Receivables [Abstract]
LOAN RECEIVABLES
11	LOAN RECEIVABLES

	December 31, 2023	June 30, 2024
	RM	RM	USD

Personal loans	2,912,547	3,482,771	738,313
Term loans	43,339,398	40,241,358	8,530,772
Loans to related parties	2,819,450	20,112,762	4,263,708
	49,071,395	63,836,891	13,532,793
Less: Unearned interest	(12,222,634)	(417,883)	(88,587)
	36,848,761	63,419,008	13,444,206
Less: Allowance for expected credit losses on loan receivables	(272,225)	(640,684)	(135,819)
	36,576,536	62,778,324	13,308,387

	December 31, 2023	June 30, 2024
	RM	RM	USD

Current asset	15,378,236	23,538,832	4,990,001
Non-current asset	21,198,300	39,239,492	8,318,386
	36,576,536	62,778,324	13,308,387

Loans receivables bears interest ranged from 10% to 18% per annum and is due within the next one to five years.

The average credit period for services rendered is 30 (2023: 30) days. No interest is charged on the outstanding balances.

	December 31, 2023	June 30, 2024
	RM	RM	USD
Not past due	47,476,339	62,149,303	13,175,041
Past due	1,595,056	1,687,588	357,752
	49,071,395	63,836,891	13,532,793
Less: Allowance for expected credit losses on loan receivables	(272,225)	(640,684)	(135,819)
	48,799,170	63,196,207	26,929,767

A majority of the Group’s loan receivables that are neither past due nor impaired are with creditworthy counterparties with good track record of credit history.

(i)	Aging of loan receivables that are past due the average credit period:

	December 31, 2023	June 30, 2024
	RM	RM	USD
< 30 days	1,482,120	816,739	173,141
31 days to 60 days	103,416	108,247	22,947
61 days to 210 days	9,520	762,602	161,664
211 days to 240 days	-	-	-
241 days to < 1 year	-	-	-
Total	1,595,056	1,687,588	357,752

In determining the recoverability of loan receivables, the Group considers any changes in the credit quality of the loan receivables from the date credit was initially granted up to the reporting date. There was no significant change in credit quality for the Group’s loan receivables balances which are past due and partially impaired.

(ii)	These amounts are stated before any deduction for allowance for ECL and are not secured by any collateral or credit enhancements.

The allowance for ECL in loan receivables has been determined by taking into consideration recovery prospects and past doubtful experience.

As part of the Group’s credit risk management, the Group assesses the impairment for its customers based on different group of customers which share common risk characteristics that are representative of the customers’ abilities to pay all amounts due in accordance with the contractual terms.

Allowance for ECL on loan receivables has been measured at an amount equal to lifetime ECL. The ECL on loan receivables are estimated using a provision matrix by reference to past default experience of the loan receivables and an analysis of the debtor’s current financial position, adjusted for factors that are specific to the loan receivables, general economic conditions of the industry in which the debtors operate. The Group has recognized 100% ECL against receivables over 240 days past due because historical experience has indicated that these loan receivables are generally not recoverable. For specific and individual loan receivables, the Group has access them individually to decide whether the loan receivables have recoverable issues based on the closely contact and past experience to justify it.

There has been no change in the estimation techniques or significant assumptions made during the current reporting period. A loan receivable is written-off when there is information indicating that the loan receivables is in severe financial difficulty and there is no realistic prospect of recovery.

The following table details the risk profile of loan receivables based on the Group’s provision matrix. As the Group’s historical credit loss experience does not show significantly different loss patterns for different customer segments, the provision for loss allowance based on past due status is not further distinguished between the Group’s different customer base:

	Loan receivables – days past due
	Not past due	1 to 30 days	31-60 days	61-210 days	211 – 240 days	Over 241 days	Total
	RM	RM	RM	RM	RM	RM	RM
Lifetime ECL – December 31, 2023	237,382	31,125	3,102	616	-	-	272,225
Lifetime ECL – June 30, 2024	548,129	47,460	6,349	38,746	-	-	640,684